Right of Use Asset and Lease Liability - Schedule of right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	$ 10,973
Ending balance	8,488	$ 10,973
Cost [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	17,302	17,758
Additions		250
Lease extension		174
Adjustment for change in variable payments based on rate or index	287	474
Foreign exchange	(8)	(1,354)
Ending balance	17,581	17,302
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	(6,329)	(5,171)
Depreciation	(2,771)	(2,510)
Foreign exchange	7	1,352
Ending balance	$ (9,093)	$ (6,329)